Net Financial Operating Income (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Net Financial Operating Income
Income on trading securities		$ 46,207	$ 42,415	$ 12,770
Gain (loss) from mark to market		4,435	9,554	(2,132)
Financial assets held-for-trading		50,642	51,969	10,638
Sale of available-for-sale instruments		6,514	65,320	8,861
Sale of loan portfolio		2,063	4,930	4,130
Net (loss) gain of other transactions		233	752	1,687
Derivative instruments		(89,113)	5,604	19,096
Total	$ (48,195)	$ (29,661)	$ 128,575	$ 44,412